23. LEASES	12 Months Ended
Dec. 31, 2018
Leases
23. LEASES
a)	As of December 31, 2018, financial leases for current non-derivative financial liabilities are as follows:

Short-term portion	1 to 5 years	Over 5 years	Total amount owed
ThCh$	ThCh$	ThCh$	ThCh$
80,420	393,106	—	473,526

b)	As of December 31, 2018, there are operating leases which mainly relate to leases of estates of long-term for agricultural land on which wine grapes plantations have been developed. These contracts contain no embedded derivatives due to the fact that do not meet the features described in Note 2.6.7 Embedded Derivatives.

The detail of minimum payments payable is as follows:

Short-term portion	1 to 5 years	Over 5 years	Total amount owed
ThCh$	ThCh$	ThCh$	ThCh$
293,950	828,915	824,293	1,947,158

c)	Operating leases used are detailed as follows:

	From January 1	From January 1	From January 1
	to December 31, 2018	to December 31, 2017	to December 31, 2016
	ThCh$	ThCh$	ThCh$
Leases used	7,263,735	6,530,593	6,870,636
Total	7,263,735	6,530,593	6,870,636